Document and Entity Information	Jan. 01, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001343034
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 01, 2020
Entity Registrant Name	TWO RIVER BANCORP
Entity Incorporation State Country Code	NJ
Entity File Number	000-51889
Entity Tax Identification Number	20-3700861
Entity Address, Address Line One	766 Shrewsbury Avenue
Entity Address, City or Town	Tinton Falls
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07724
City Area Code	(732)
Local Phone Number	389-8722
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	TRCB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false